Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure of subsidiaries [line items]
Cash and cash equivalents	[1]	$ 1,818.3	$ 1,883.1	$ 2,307.7
Current assets		5,875.8	6,115.7
Non current assets		4,279.2	4,400.3
Current liabilities		2,828.8	2,428.7
Non current liabilities		4,551.2	5,179.8
Noncontrolling interest		107.1	112.6	96.9	$ 96.9
Revenue		4,197.2	3,771.1	5,462.6
Net income/loss for the year		(43.5)	(728.3)	(316.5)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents		38.8	67.8
Current assets		194.1	217.9
Non current assets		65.4	64.4
Current liabilities		99.4	109.1
Non current liabilities		5.9	0.4
Noncontrolling interest		54.0	60.5	53.9
Revenue		244.7	287.1	277.5
Net income/loss for the year		$ (4.2)	$ 3.9	$ 3.0

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.